Loans and Allowance for Credit Losses (Roll-forward of Accrual TDRs and Other Impaired Loans) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Accrual TDRs:
Balance at beginning of period		¥ 670,255	¥ 819,819
Additions (new accrual TDR status)	[1]	40,021	65,483
Transfers to other impaired loans (including nonaccrual TDRs)		(9,623)	(16,624)
Loans sold		(26)	(16,776)
Principal payments and other		(46,855)	(140,664)
Balance at end of period	[1]	653,772	711,238
Other impaired loans (including nonaccrual TDRs):
Balance at beginning of period		660,868	896,031
Additions (new other impaired loans (including nonaccrual TDRs) status)	[1],[2]	97,596	145,885
Charge-off		(28,410)	(57,238)
Transfers to accrual TDRs		(14,548)	(20,000)
Loans sold		(2,496)	(22,482)
Principal payments and other		(112,026)	(137,124)
Balance at end of period	[1]	600,984	805,072
Card [Member]
Accrual TDRs:
Balance at beginning of period		28,541
Balance at end of period		27,377
Other impaired loans (including nonaccrual TDRs):
Additions of nonaccrual TDRs		6,870	6,489
MUAH [Member]
Accrual TDRs:
Balance at beginning of period		39,333
Balance at end of period		37,281
Other impaired loans (including nonaccrual TDRs):
Additions of nonaccrual TDRs		9,809	3,366
Krungsri [Member]
Accrual TDRs:
Balance at beginning of period		24,899
Balance at end of period		26,453
Lease receivables reported as accrual TDRs but excluded from "Additions" as impaired loans		538	880
Lease receivables excluded from accrual TDRs as impaired loans		3,642	4,644
Other impaired loans (including nonaccrual TDRs):
Lease receivables reported as nonaccrual TDRs but excluded from "Additions" as impaired loans		50	70
Lease receivables excluded from other impaired loans		1,135	628
Additions of nonaccrual TDRs		¥ 6,499	¥ 6,108

[1]	For the six months ended September 30, 2017, lease receivables of ¥880 million and ¥70 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,644 million and ¥628 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of September 30, 2017. For the six months ended September 30, 2018, lease receivables of ¥538 million and ¥50 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥3,642 million and ¥1,135 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of September 30, 2018.
[2]	Included in the additions of other impaired loans for the six months ended September 30, 2017 and 2018 are nonaccrual TDRs as follows: ¥6,489 million and ¥6,870 million-Card; ¥3,366 million and ¥9,809 million-MUFG Americas Holdings; and ¥6,108 million and ¥6,499 million-Krungsri, respectively.